INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES	12 Months Ended
Dec. 31, 2012
Net Investment in Direct Financing and Sales Type Leases [Abstract]
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES

As at December 31, 2012, most of the Company's double-hull VLCCs, Suezmaxes and its OBO were chartered to Frontline Shipping and Frontline Shipping II on long-term, fixed rate time charters which extend for various periods depending on the age of the vessels, ranging from approximately two to fourteen years. Frontline Shipping and Frontline Shipping II are subsidiaries of Frontline, a related party, and the terms of the charters do not provide them with an option to terminate the charter before the end of its term.

Two of the Company's offshore supply vessels are chartered on long-term bareboat charters to DESS Cyprus Limited, a wholly owned subsidiary of Deep Sea Supply Plc. ("Deep Sea"), a related party. The terms of the charters provide the charterer with various call options to acquire the vessels at certain dates throughout the charters, which expire in 2020.

As of December 31, 2012, 26 of the Company's assets were accounted for as direct financing leases, all of which are leased to related parties. In addition, two of the Company's Suezmax tankers leased to non-related parties, Glorycrown and Everbright, were accounted for as sales-type leases.

The following lists the components of the investments in direct financing and sales-type leases as at December 31, 2012, of which Glorycrown and Everbright accounted for $93.5 million:

(in thousands of $)	2012	2011
Total minimum lease payments to be received	1,955,514	2,181,586
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(538,890)	(629,397)
Net minimum lease payments receivable	1,416,624	1,552,189
Estimated residual values of leased property (un-guaranteed)	328,865	352,328
Less: unearned income	(435,047)	(503,921)
	1,310,442	1,400,596
Less: deferred deemed equity contribution	(151,454)	(164,471)
Less: unamortized gains	(15,129)	(16,065)
Total investment in direct financing and sales-type leases	1,143,859	1,220,060
Current portion	56,870	60,160
Long-term portion	1,086,989	1,159,900
	1,143,859	1,220,060

The minimum future gross revenues to be received under the Company's non-cancellable direct financing and sales-type leases as of December 31, 2012, are as follows:

(in thousands of $) Year ending December 31
2013	177,700
2014	216,527
2015	201,627
2016	210,544
2017	204,394
Thereafter	944,722
Total minimum lease revenues	1,955,514